Derivative Warrant Liabilities (Details)		3 Months Ended	9 Months Ended
	Dec. 17, 2020	Dec. 31, 2020 D $ / shares shares	Sep. 30, 2021 item $ / shares shares	May 18, 2018 $ / shares
Class of Warrant or Right [Line Items]
Exercise price				$ 3.04
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			180.00%
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Redemption price per public warrant (in dollars per share)			$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days for redemption of public warrants			20 days
Consecutive trading days for redemption of public warrants			30 days
Redemption period			30 days
Threshold number of business days before sending notice of redemption to warrant holders			3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 10.00
Redemption price per public warrant (in dollars per share)			$ 0.10
Minimum threshold written notice period for redemption of public warrants			30 days
Trading days for redemption of public warrants			20 days
Consecutive trading days for redemption of public warrants			30 days
Threshold number of business days before sending notice of redemption to warrant holders			3 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Ten Point Zero Zero [Member] | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Redemption price per public warrant (in dollars per share)		$ 0.10
Consecutive trading days for redemption of public warrants		30 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Eighteen Point Zero [Member] | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Consecutive trading days for redemption of public warrants		30 days
Class B Common Stock | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	20.00%
Public Warrants | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock outstanding | shares		12,937,500	12,937,500
Public Warrants exercisable term after the completion of a business combination		30 days	30 days
Period for filling registration statement after business combination		15 days	15 days
Period of time after which warrant holder may do cashless exercise		60 days	60 days
Public Warrants exercisable term from the closing of the initial public offering		12 months	12 months
Exercise price		$ 11.50	$ 11.50
Public Warrants expiration term		5 years	5 years
Issue price per share		$ 9.20	$ 9.20
Percentage of total equity related to new issuances which would trigger an adjustment in the exercise price of the warrant		60.00%	60.00%
Trading days determining volume weighted average price		20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			115.00%
Number of trading days on which fair market value of shares is reported | item			10
Fair market value per share		$ 0.361	$ 0.361
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Ten Point Zero Zero [Member] | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		180.00%
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Threshold trading days for redemption of public warrants | D		20
Redemption price per public warrant (in dollars per share)		$ 18.00
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders		3 days
Number of trading days on which fair market value of shares is reported | D		10
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Consecutive Trading Days | D		30
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds Eighteen Point Zero [Member] | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Trading days determining volume weighted average price		30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Threshold trading days for redemption of public warrants | D		20
Redemption price per public warrant (in dollars per share)		$ 0.01
Private Placement Warrants | Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock outstanding | shares		5,587,500	5,587,500
Exercise price		$ 11.50
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days	30 days